Horizon Kinetics SPAC Active ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
Common Stocks — 98.7%
Pre-Combination Special Purpose Acquisition Companies — 98.7% (a)
Acropolis Infrastructure Acquisition Corp. - Class A	35,000	$354,550
Andretti Acquisition Corp. (b)	42,926	451,152
Apollo Strategic Growth Capital II - Class A (b)	67,235	689,159
Athena Technology Acquisition Corp. II - Class A	63,500	652,462
Aura FAT Projects Acquisition Corp. - Class A (b)	19,068	200,786
Battery Future Acquisition Corp. - Class A (b)	38,180	398,599
BioPlus Acquisition Corp. - Class A (b)	63,180	659,599
bleuacacia, Ltd. - Class A (b)	39,045	399,821
Blue Ocean Acquisition Corp. (b)	64,400	672,014
CARTESIAN GROWTH CORP. II - Class A (b)	45,714	479,540
Consilium Acquisition Corp. I, Ltd. (b)	56,052	580,418
Elliott Opportunity II Corp. (b)	42,098	431,294
Embrace Change Acquisition Corp. (b)	37,142	387,577
Enphys Acquisition Corp. (b)	66,613	680,119
EVe Mobility Acquisition Corp. - Class A (b)	33,142	345,837
Everest Consolidator Acquisition Corp.	45,000	470,025
Gores Holdings IX, Inc. - Class A	42,057	423,934
Kensington Capital Acquisition Corp. V - Class A (b)	81,985	854,284
Kimbell Tiger Acquisition Corp.	62,000	652,860
Motive Capital Corp. II - Class A (b)	67,142	700,627
Pearl Holdings Acquisition Corp. - Class A (b)	48,571	507,081
PowerUp Acquisition Corp. - Class A (b)	37,997	398,209
PROOF Acquisition Corp. I - Class A	53,363	556,576
Pyrophyte Acquisition Corp. - Class A (b)	63,924	671,522
Screaming Eagle Acquisition Corp. - Class A (b)	50,285	510,393
SILVERspac, Inc. - Class A (b)	35,798	366,213
Sound Point Acquisition Corp. I, Ltd. - Class A (b)	43,142	455,148
TOTAL COMMON STOCKS (Cost $13,845,943)		13,949,799

SHORT TERM INVESTMENTS — 1.5%
Deposit Accounts — 1.5%
U.S. Bank Money Market Deposit Account, 2.15% (c)	206,332	206,332
TOTAL SHORT TERM INVESTMENTS (Cost $206,332)		206,332

TOTAL INVESTMENTS (Cost $14,052,275) — 100.2%		14,156,131
Other assets and liabilities, net — (0.2)%		(27,324)
NET ASSETS — 100.0%		$14,128,807

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

	COUNTRY	Percentage of Net Assets
	Cayman Islands	76.7%
	United States	22.0%
	Total Country	98.7%
	SHORT-TERM INVESTMENTS	1.5%
	TOTAL INVESTMENTS	100.2%
	Other assets and liabilities, net	-0.2%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$11,187,302	$2,762,497	$-	$13,949,799
Deposit Accounts	206,332	-	-	206,332
Total Investments - Assets	$11,393,634	$2,762,497	$-	$14,156,131

* See the Schedule of Investments for industry classifications.